Consolidated Statement of Changes in Capital (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OP Units issued for acquisitions of real estate	$ 111,034
Change in UDR, L.P. non-controlling interest	0	327
Other Comprehensive Income/Loss	(10,433)	(3,471)	11,929
United Dominion Realty L.P
Total capital, Beginning Balance	1,561,623	1,621,748	1,982,750
Distributions	(147,242)	(132,428)	(152,976)
Issuance of OP Units through Special Dividend			160,970
OP Units issued for acquisitions of real estate	111,034
Change in UDR, L.P. non-controlling interest		(130)
Net income	30,229	(20,694)	(4,045)
Other Comprehensive Income/Loss	(1,400)	(2,349)	1,721
Net change in receivable due from General Partner	299,125	95,476	(366,672)
Total capital, Ending Balance	1,853,369	1,561,623	1,621,748
Out-Performance Partnership Shares | United Dominion Realty L.P
Total capital, Beginning Balance			1,458
Forfeitures- OPPS units			(1,458)
Total capital, Ending Balance	0	0	0
Accumulated Other Comprehensive Income/(Loss) | United Dominion Realty L.P
Total capital, Beginning Balance	(5,502)	(3,153)	(4,874)
Other Comprehensive Income/Loss	(1,400)	(2,349)	1,721
Total capital, Ending Balance	(6,902)	(5,502)	(3,153)
Total Partnership Capital [Member] | United Dominion Realty L.P
Total capital, Beginning Balance	2,042,241	2,197,753	2,345,825
Distributions	(147,242)	(132,428)	(152,976)
Forfeitures- OPPS units			(7,359)
OP Units issued for acquisitions of real estate	111,034
Net income	30,159	(20,735)	(4,176)
Other Comprehensive Income/Loss	(1,400)	(2,349)	1,721
Total capital, Ending Balance	2,034,792	2,042,241	2,197,753
Receivable due from General Partner | United Dominion Realty L.P
Total capital, Beginning Balance	(492,709)	(588,185)	(375,124)
Issuance of OP Units through Special Dividend			153,611
Net change in receivable due from General Partner	299,125	95,476	(366,672)
Total capital, Ending Balance	(193,584)	(492,709)	(588,185)
Non-controlling interest | United Dominion Realty L.P
Total capital, Beginning Balance	12,091	12,180	12,049
Change in UDR, L.P. non-controlling interest		(130)
Net income	70	41	131
Total capital, Ending Balance	12,161	12,091	12,180
Class A Limited Partner | United Dominion Realty L.P
Total capital, Beginning Balance	41,199	28,797	22,310
Distributions	(2,328)	(2,328)	(2,328)
Issuance of OP Units through Special Dividend			1,568
Forfeitures- OPPS units			(14)
Adjustment to reflect limited partners' capital at redemption value	4,809	14,932	7,274
Net income	287	(202)	(41)
Total capital, Ending Balance	43,967	41,199	28,797
Limited Partners | United Dominion Realty L.P
Total capital, Beginning Balance	77,858	69,622	78,685
Distributions	(4,973)	(2,819)	(3,600)
Issuance of OP Units through Special Dividend			5,691
Forfeitures- OPPS units			(34)
OP Unit Redemptions for common shares of UDR	(287)	(18,214)	(23,308)
OP Unit Redemptions for Cash		(327)
OP Units issued for acquisitions of real estate	111,034
Adjustment to reflect limited partners' capital at redemption value	7,621	30,019	12,218
Net income	1,255	(423)	(98)
Total capital, Ending Balance	192,508	77,858	69,622
Limited Partner | United Dominion Realty L.P
Total capital, Beginning Balance	1,927,323	2,101,031	2,246,794
Distributions	(139,853)	(127,201)	(146,954)
Forfeitures- OPPS units			(1,409)
OP Unit Redemptions for common shares of UDR	287	18,214	23,308
OP Unit Redemptions for Cash		327
Adjustment to reflect limited partners' capital at redemption value	(12,430)	(44,951)	(19,492)
Net income	28,599	(20,097)	(4,034)
Total capital, Ending Balance	1,803,926	1,927,323	2,101,031
General Partner | United Dominion Realty L.P
Total capital, Beginning Balance	1,363	1,456	1,452
Distributions	(88)	(80)	(94)
Issuance of OP Units through Special Dividend			100
Forfeitures- OPPS units			(1)
Net income	18	(13)	(3)
Total capital, Ending Balance	$ 1,293	$ 1,363	$ 1,456